Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Year Ended June 30,
	2022	2021	2020

Goodwill	$17,373,413	$15,950,624	$17,411,685
Technology	421,296	631,085	955,560
Software	144,159	—	—
Total	$17,938,868	$16,581,709	$18,367,245

	Goodwill	Technology	Software	Total
Balance at June 30, 2019	$17,037,297	$1,195,948	$—	$18,233,245
Additions	374,388	—	—	374,388
Amortization	—	(273,619)	—	(273,619)
Exchange differences	—	33,231	—	33,231
Balance at June 30, 2020	$17,411,685	$955,560	$—	$18,367,245
Additions	—	—	—	—
Amortization	—	(246,217)	—	(246,217)
Exchange differences	(1,461,061)	(78,258)	—	(1,539,319)
Balance at June 30, 2021	$15,950,624	$631,085	$—	$16,581,709
Additions	—	—	144,159	144,159
Amortization	—	(253,040)	—	(253,040)
Exchange differences	1,422,789	43,251	—	1,466,040
Balance at June 30, 2022	$17,373,413	$421,296	$144,159	$17,938,868